Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000271997 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000271997 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[1]
C000271997 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000271997 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	37.00%
C000271997 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000271997 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000271997 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000271997 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000271997 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000271997 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000271997 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000271997 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000271997 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000271998 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000271998 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[2]
C000271998 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000271998 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	59.20%
C000271998 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000271998 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000271998 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000271998 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000271998 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000271998 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000271998 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000271998 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000271998 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%

[1]	Call Options Purchased
[2]	Call Options Purchased